Shareholders' Equity (Details) - USD ($)		Jun. 24, 2025	May 28, 2025	Jun. 30, 2025	Mar. 07, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Balances of retained earnings (in Dollars)				$ 2,133,513		$ 1,747,875
Statutory reserve (in Dollars)				146,291		101,857
Accumulated other comprehensive (losses) income (in Dollars)				$ 112,414		$ (119,131)
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares	[1]			625,000,000		625,000,000
Common stock issued	[1]			17,864,000		12,500,000
Common stock outstanding	[1]			17,864,000		12,500,000
Shares par value (in Dollars per share)	[1]			$ 0.00004		$ 0.00004
Aggregate of ordinary shares		2,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares	[1]			625,000,000		625,000,000
Common stock issued	[1]			14,500,000		12,500,000
Common stock outstanding	[1]			14,500,000		12,500,000
Shares par value (in Dollars per share)	[1]			$ 0.00004		$ 0.00004
Aggregate of ordinary shares		2,000,000
Agencia Cayman [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares		1,250,000,000
Shares par value (in Dollars per share)		$ 0.00004
Consideration amount (in Dollars)			$ 9,360
Stock split		1-for-25,000
Convert par value (in Dollars per share)		$ 1
Converting shares		25,000
Converting per share (in Dollars per share)		$ 0.00004
Agencia Cayman [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares		625,000,000			25,000
Common stock issued					500
Common stock outstanding					500
Shares par value (in Dollars per share)		$ 0.00004			$ 1
Aggregate of ordinary shares		464,000	116
Agencia Cayman [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares		625,000,000			25,000
Common stock issued					500
Common stock outstanding					500
Shares par value (in Dollars per share)					$ 1

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 13).